Results for the year - Employee costs - Employee costs (Details) kr in Millions	12 Months Ended
	Dec. 31, 2022 DKK (kr) employee	Dec. 31, 2021 DKK (kr) employee	Dec. 31, 2020 DKK (kr) employee
Disclosure of attribution of expenses by nature to their function [line items]
Wages and salaries	kr 34,575	kr 28,939	kr 26,778
Share-based payment costs (note 5.1)	1,539	1,040	823
Pensions – defined contribution plans	2,472	2,022	1,961
Pensions – defined benefit plans	185	139	138
Other social security contributions	2,713	2,203	1,862
Other employee costs	3,105	2,189	2,044
Total employee costs for the year	44,589	36,532	33,606
Employee costs capitalised as intangible assets and property, plant and equipment	(1,451)	(1,240)	(1,279)
Change in employee costs capitalised as inventories	(70)	(56)	(60)
Total employee costs in the income statement	kr 43,068	kr 35,236	kr 32,267
Number of employees
Average number of full-time employees | employee	51,046	46,171	43,759
Year-end number of full-time employees | employee	54,393	47,792	44,723
Year-end employees (total) | employee	55,185	48,478	45,323
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	kr 11,766	kr 9,611	kr 8,896
Sales and distribution costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	17,700	15,003	14,146
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	9,952	7,328	6,269
Administrative costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	3,517	3,098	2,848
Other Operating Income And Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	kr 133	kr 196	kr 108